UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-4915

                                DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:   (312) 368-5510

Date of fiscal year end:   October 31

Date of reporting period:   July 31, 2016

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS

JULY 31, 2016

(Unaudited)

		Value
Shares	Description	(Note 1)

COMMON STOCKS & MLP INTERESTS--115.6%

	ELECTRIC, GAS AND WATER--78.5%
3,000,000	Alliant Energy Corp.(a)	$120,750,000
1,800,000	Ameren Corp.(a)(b)	94,392,000
900,000	American Electric Power Company, Inc.	62,370,000
1,000,000	American Water Works Co.	82,580,000
500,000	Atmos Energy Corp.	39,895,000
1,000,000	Black Hills Corp.	63,050,000
3,071,300	CenterPoint Energy Inc.(a)	73,465,496
2,500,000	CMS Energy Corp.(a)	112,950,000
1,000,000	DTE Energy Co.(a)(b)	97,520,000
1,000,000	Edison International	77,380,000
1,800,000	Eversource Energy(a)	105,282,000
2,500,000	Great Plains Energy Inc.(a)(b)	74,450,000
1,000,000	NextEra Energy, Inc.(a)(b)	128,290,000
1,900,000	NiSource Inc.	48,754,000
800,000	Northwest Natural Gas Co.	51,952,000
2,300,000	OGE Energy Corp.	73,991,000
306,026	Piedmont Natural Gas Co.	18,300,355
1,000,000	Pinnacle West Capital Corp.	78,870,000
1,800,000	Public Service Enterprise Group Inc.(a)	82,818,000
900,000	Sempra Energy(a)(b)	100,692,000
1,500,000	South Jersey Industries, Inc.	47,820,000
2,000,000	Southern Co.(a)	107,000,000
700,000	Spire Inc.	48,580,000
1,500,000	Vectren Corp.(a)(b)	77,595,000
1,500,000	WEC Energy Group, Inc.(a)	97,365,000
2,000,000	Westar Energy, Inc.(a)(b)	111,140,000
1,000,000	WGL Holdings Inc.(a)	70,790,000
2,000,000	Xcel Energy Inc.(a)	87,960,000
		2,236,001,851

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS—(Continued)

JULY 31, 2016

(Unaudited)

		Value
Shares	Description	(Note 1)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--22.1%
560,000	Antero Midstream Partners LP	$14,235,200
620,000	Columbia Pipeline Partners LP	9,281,400
417,000	DCP Midstream Partners LP	13,956,990
399,800	Dominion Midstream Partners LP	10,526,734
434,000	Enbridge Energy Partners LP	10,138,240
1,600,000	Enbridge Inc. (Canada)(a)	65,808,000
630,532	Energy Transfer Equity LP	10,460,526
463,911	Energy Transfer Partners LP	18,324,485
680,000	EnLink Midstream Partners LP	11,621,200
941,000	Enterprise Products Partners LP	26,790,270
315,000	EQT GP Holdings, LP	7,953,750
236,000	EQT Midstream Partners LP	18,835,160
605,000	GasLog Partners LP (Marshall Islands)	13,310,000
357,000	Genesis Energy LP	12,987,660
1,900,526	Kinder Morgan Inc.(a)	38,637,694
325,090	Magellan Midstream Partners LP	23,686,057
497,185	MPLX LP	16,133,653
180,000	NuStar Energy LP	9,027,000
180,000	ONEOK Partners LP	7,241,400
250,419	Phillips 66 Partners LP	13,397,417
475,610	Plains All American Pipeline LP	13,250,495
640,000	Plains GP Holdings, LP Class A	6,796,800
375,000	Rice Midstream Partners LP	7,095,000
480,625	Shell Midstream Partners LP	15,625,119
1,915,000	Spectra Energy Corp.(a)	68,882,550
569,000	Sunoco Logistics Partners LP	16,432,720
380,000	Tallgrass Energy GP, LP	8,857,800
500,000	Tallgrass Energy Partners LP	23,645,000
435,120	Targa Resources Corp.	16,212,571
352,229	Tesoro Logistics LP	17,178,208
1,000,000	TransCanada Corp. (Canada)(a)	46,350,000
307,440	Valero Energy Partners LP	13,100,018
316,460	Westlake Chemical Partners LP	6,917,816
327,000	Western Gas Partners LP	16,660,650
		629,357,583

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS—(Continued)

JULY 31, 2016

(Unaudited)

		Value
Shares	Description	(Note 1)

	TELECOMMUNICATIONS--15.0%
2,000,000	AT&T Inc.(a)	$86,580,000
939,200	BCE Inc. (Canada)(a)	44,978,288
800,000	CenturyLink Inc.	25,152,000
800,000	Communications Sales & Leasing, Inc.	24,864,000
630,000	Crown Castle International Corp.	61,128,900
3,518,491	Frontier Communications Corp.(a)(b)	18,296,153
1,000,000	Orange SA (France)	15,308,850
1,094,800	Telus Corp. (Canada)	36,679,431
1,510,089	Verizon Communications Inc.(a)(b)	83,674,031
782,200	Vodafone Group Plc ADR (United Kingdom)	24,169,980
666,666	Windstream Holdings, Inc.	6,206,660
		427,038,293
	Total Common Stocks & MLP Interests (Cost $2,416,714,732)	3,292,397,727

PREFERRED STOCKS--1.6%

	UTILITY--0.1%
50,000	Exelon Corp. 6 1/2%, due 6/01/17	2,502,500
		2,502,500
	NON-UTILITY--1.5%
600,000	Realty Income Corp. 6 5/8% Series F Perpetual	15,804,000
400,000	Regency Centers Corp. 6 5/8% Series 6 Perpetual	10,368,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	6,072,165
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	9,012,500
		41,256,665
	Total Preferred Stocks (Cost $41,036,811)	43,759,165

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS—(Continued)

JULY 31, 2016

(Unaudited)

		Value
Par Value	Description	(Note 1)

BONDS--16.1%

	ELECTRIC, GAS AND WATER--8.1%
$22,000,000	Arizona Public Service Co.
	6 7/8%, due 8/01/36(a)	$32,015,676
10,450,000	Atmos Energy Corp.
	8 1/2%, due 3/15/19(a)	12,247,933
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, due 11/15/18(a)	12,772,650
6,750,000	Commonwealth Edison Company
	6.95%, due 7/15/18(a)	7,391,911
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, due 12/01/18(a)	17,339,601
9,354,000	Dominion Resources, Inc.
	6.40%, due 6/15/18(a)	10,173,158
10,000,000	DPL Capital Trust II
	8 1/8%, due 9/01/31	9,875,000
20,000,000	Entergy Texas Inc.
	7 1/8%, due 2/01/19(a)	22,727,960
14,376,000	Exelon Generation Co. LLC
	6.20%, due 10/01/17(a)	15,135,369
10,000,000	Georgia Power Co.
	5.70%, due 6/01/17(a)	10,382,950
10,618,000	Indiana Michigan Power Co.
	7.00%, due 3/15/19(a)	12,033,677
5,000,000	Metropolitan Edison Co.
	7.70%, due 1/15/19(a)	5,612,010
12,000,000	National Fuel Gas Co.
	8 3/4%, due 5/01/19(a)	13,523,292
3,350,000	Nevada Power Co.
	7 1/8%, due 3/15/19	3,851,294
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, due 9/01/22(a)	13,176,551
14,000,000	Progress Energy Inc.
	7.05%, due 3/15/19(a)	15,910,818
5,130,000	Public Service New Mexico
	7 1/2%, due 8/01/18(a)	5,692,084
5,000,000	Sempra Energy
	6.15%, due 6/15/18	5,417,590
5,000,000	Talen Energy Supply, LLC
	6 1/2%, due 5/01/18	5,175,000
		230,454,524

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS—(Continued)

JULY 31, 2016

(Unaudited)

		Value
Par Value	Description	(Note 1)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--4.4%
$6,488,000	Energy Transfer Partners
	7.60%, due 2/01/24	$7,237,714
8,850,000	Energy Transfer Partners
	8 1/4%, due 11/15/29	10,086,779
5,000,000	Enterprise Products Operating LLC
	6 1/2%, due 1/31/19	5,589,940
12,826,000	EQT Corp.
	8 1/8%, due 6/01/19(a)	14,750,567
8,030,000	Kinder Morgan, Inc.
	6.85%, due 2/15/20	9,061,212
14,445,000	Magellan Midstream Partners, LP
	6.40%, due 7/15/18(a)	15,720,132
11,000,000	ONEOK, Inc.
	6.00%, due 6/15/35	10,175,000
9,000,000	ONEOK Partners, LP
	8 5/8%, due 3/01/19	10,239,309
12,940,000	Spectra Energy Capital, LLC
	6.20%, due 4/15/18(a)	13,805,544
2,615,000	Spectra Energy Capital, LLC
	6 3/4%, due 7/15/18	2,801,776
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, due 1/15/19(a)	10,267,419
14,380,000	Williams Partners, LP
	7 1/4%, due 2/01/17(a)	14,733,173
		124,468,565

	TELECOMMUNICATIONS--3.3%
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30(a)	12,958,110
15,000,000	CenturyLink Inc.
	6 7/8%, due 1/15/28	13,725,000
5,900,000	Comcast Corp.
	7.05%, due 3/15/33	8,592,447
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, due 10/01/30(a)	21,178,155
5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	7,171,055
15,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	22,572,541
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, due 2/15/30	6,778,740
		92,976,048
	NON-UTILITY--0.3%
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20(a)	10,185,960
		10,185,960
	Total Bonds (Cost $442,348,269)	458,085,097

TOTAL INVESTMENTS--133.3% (Cost $2,900,099,812)		3,794,241,989
Secured borrowings--(14.1)%		(400,000,000)
Secured notes--(10.5)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(10.5)%		(300,000,000)
Other assets less other liabilities--1.8%		52,979,954
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,847,221,943

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

STATEMENT OF NET ASSETS—(Continued)

JULY 31, 2016

(Unaudited)

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund's investments at July 31, 2016:

	Level 1	Level 2
Common stocks & MLP interests	$3,292,397,727	-
Preferred stocks	43,759,165	-
Bonds	-	$458,085,097
Total	$3,336,156,892	$458,085,097

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2016.

Note 2. Federal Tax Cost

At October 31, 2015, the Fund's most recent fiscal tax year end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$2,871,071,571	$720,435,867	$(191,845,288)	$528,590,579

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 21, 2016

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	September 21, 2016